Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000260991 | Global X Long-Term Treasury Ladder ETF9299577
Holdings [Line Items]
Percent of Total Investments	41.00%
C000260991 | U.S. Treasury Bonds9299565
Holdings [Line Items]
Percent of Total Investments	15.50%
C000260991 | U.S. Treasury STRIPS9299559
Holdings [Line Items]
Percent of Total Investments	10.80%
C000260991 | U.S. Treasury Bonds9299569
Holdings [Line Items]
Percent of Total Investments	6.20%
C000260991 | U.S. Treasury STRIPS9299544
Holdings [Line Items]
Percent of Total Investments	4.60%
C000260991 | U.S. Treasury STRIPS9299550
Holdings [Line Items]
Percent of Total Investments	4.60%
C000260991 | U.S. Treasury Bonds9299575
Holdings [Line Items]
Percent of Total Investments	4.00%
C000260991 | U.S. Treasury STRIPS9299553
Holdings [Line Items]
Percent of Total Investments	4.00%
C000260991 | U.S. Treasury Bonds9299562
Holdings [Line Items]
Percent of Total Investments	2.20%
C000260991 | U.S. Treasury STRIPS9299547
Holdings [Line Items]
Percent of Total Investments	2.20%
C000260991 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000260991 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000260991 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000267049 | Global X 1-3 Month T-Bill ETF9300802
Holdings [Line Items]
Percent of Total Investments	87.60%
C000267049 | WTI CRUDE FUTURE SEP269312353
Holdings [Line Items]
Percent of Total Investments	1.10%
C000267049 | SOYBEAN OIL FUTR DEC269312351
Holdings [Line Items]
Percent of Total Investments	0.70%
C000267049 | LOW SU GASOIL G SEP269312365
Holdings [Line Items]
Percent of Total Investments	0.70%
C000267049 | GASOLINE RBOB FUT JUL269312371
Holdings [Line Items]
Percent of Total Investments	0.50%
C000267049 | NY HARB ULSD FUT SEP269312357
Holdings [Line Items]
Percent of Total Investments	0.50%
C000267049 | LME PRI ALUM FUTR DEC269312359
Holdings [Line Items]
Percent of Total Investments	0.40%
C000267049 | BRENT CRUDE FUTR SEP269312354
Holdings [Line Items]
Percent of Total Investments	0.30%
C000267049 | LIVE CATTLE FUTR JUN269312360
Holdings [Line Items]
Percent of Total Investments	0.30%
C000267049 | SOYBEAN FUTURE NOV269312366
Holdings [Line Items]
Percent of Total Investments	0.30%
C000267049 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000267049 | Future
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000269514 | Invesco Nasdaq 100 ETF9300835
Holdings [Line Items]
Percent of Total Investments	98.00%
C000269514 | Schwab U.S. Large-Capital Growth ETF9300838
Holdings [Line Items]
Percent of Total Investments	2.10%
C000269514 | Invesco QQQ Trust9300831
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000269514 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000269514 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000269515 | BNY Mellon US Large Cap Core Equity ETF9300817
Holdings [Line Items]
Percent of Total Investments	59.30%
C000269515 | Vanguard S&P 500 ETF9300820
Holdings [Line Items]
Percent of Total Investments	40.70%
C000269515 | SPDR S&P 500 ETF Trust9300822
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000269515 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000269515 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)